Segment Information	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
Segment Information
NOTE 14 - SEGMENT INFORMATION
Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Partners' reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk and container vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.
Revenue by Geographic Region
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Asia	$ 112,019	$ 133,542	$ 125,572
Europe	54,006	70,121	64,858
North America	13,364	10,557	19,943
Australia	11,135	9,456	16,983

Total	$ 190,524	$ 223,676	$ 227,356